UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2005

Check here if Amendment [X]; Amendment Number: __1___
This Amendment (Check only one.):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AIC Investment Services Inc.
Address:  1375 Kerns Rd.
          Burlington, ON, Canada
          L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Jonathan Wellum
Title: 	Chief Investment Officer
Phone: 	905-331-4250

Signature, Place, and Date of Signing:

Jonathan Wellum Burlington,Ontario,Canada  November 14,2005
Signature	City, State		   Date




Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110                              Third Avenue Management LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		1

Form 13F Information Table Entry Total:  	114

Form 13F Information Table Value Total: 	$3,682,476
      thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No.    Form 13F File Number   Name
  1    028 -5110              Third Avenue Management LLC


13F - as at September 30, 2005
                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER                             TITLE         CUSIP       Value     SHRS    SH/ PUT/  INVSTMT   OTHER    SOLE   SHRD NONE
                                          OF CLASS       NUMBER     (x$1000)   OR PRN  PRN  CALL DSCRETN   MNGERS
ABN AMRO HOLDING                       SPONSORED ADR    000937102         534    22,270 SH        SOLE                x
ACXIOM CO                                   COM         005125109       3,127   167,017 SH        SOLE                x
ADOBE SYSTEMS                               COM         00724F101       4,083   136,780 SH        SOLE                x
AFLAC INC                                   COM         001055102      13,280   293,162 SH        SOLE                x
AGRIUM INC                                  COM         008916108       5,971   233,430 SH        SOLE                x
ALLSTATE CORP                               COM         020002101         923    16,700 SH        SOLE                x
AMBAC FINANCIAL GRP                         COM         023139108       1,235    17,135 SH        OTHER          1           x
AMERICAN EXPRESS CO                         COM         025816109      25,425   442,631 SH        SOLE                x
AMERICAN INTL GROUP INC                     COM         026874107      10,678   172,337 SH        SOLE                x
AMERICAN ITALIAN PASTA CO                   CL A        027070101       1,338   125,522 SH        SOLE                x
AMPHENOL CORP                               CL A        032095101       2,379    58,976 SH        SOLE                x
AMVESCAP PLC                           SPONSORED ADR    03235E100         104     8,000 SH        SOLE                x
APPLIED MATERIALS INC                       COM         038222105      12,051   710,573 SH        SOLE                x
ATI TECHNOLOGIES INC                        COM         001941103       2,429   151,130 SH        SOLE                x
AUTOMATIC DATA PROCESSING IN                COM         053015103      18,212   423,132 SH        SOLE                x
AVX CORP                                    COM         002444107       1,479   116,100 SH        OTHER          1           x
AXA GROUP                              SPONSORED ADR    054536107         713    25,900 SH        SOLE                x
BANK OF AMERICA CORP                        COM         060505104     120,539 2,863,158 SH        SOLE                x
BANK OF NOVA SCOTIA                         COM         064149107      38,908   896,289 SH        SOLE                x
BCE INC                                     COM         05534B109         864    27,112 SH        SOLE                x
BERKSHIRE HATHAWAY INC DEL                  CL A        084670108      58,958       719 SH        SOLE                x
BERKSHIRE HATHAWAY INC DEL                  CL B        084670207         325       119 SH        SOLE                x
BIOMET INC                                  COM         090613100       1,233    35,523 SH        SOLE                x
BIOVAIL CORP                                COM         09067J109       6,110   225,360 SH        SOLE                x
BOSTON SCIENTIFIC CORP                      COM         101137107       2,839   121,465 SH        SOLE                x
BRASCAN CORP                           CL A LTD VT SH   10549P606      95,078 1,756,145 SH        SOLE                x
BRASCAN CORP                           CL A LTD VT SH   10549P606       1,215    22,440 SH        OTHER          1           x
CANADIAN IMPERIAL BANK                      COM         136069101      12,342   170,000 SH        SOLE                x
CANADIAN NAT RES LTD                        COM         136385101       5,652   107,650 SH        SOLE                x
CANADIAN NATL RY CO                         COM         136375102       5,997    72,685 SH        SOLE                x
CAPITALSOURCE INC                           COM         14055X102       1,090    50,000 SH        SOLE                x
CARDINAL HEALTH INC                         COM         14149Y108       1,007    15,878 SH        SOLE                x
CISCO SYS INC                               COM         17275R102       3,672   204,821 SH        SOLE                x
CITIGROUP INC                               COM         172967101     128,214 2,816,658 SH        SOLE                x
CLAIRES STORES INC                          COM         179584107      14,797   613,233 SH        SOLE                x
COCA-COLA COMPANY                           COM         191216100       6,712 6,303,000 SH        SOLE                x
COGNOS INC                                  COM         19244C109      30,179   671,098 SH        SOLE                x
COTT CORP QUE                               COM         22163N106      31,621 1,544,010 SH        SOLE                x
COUNTRYWIDE FINANCIAL CORP                  COM         222372104       3,347   101,500 SH        SOLE                x
CREDIT SUISSE GROUP                    SPONSORED ADR    225401108       3,100    69,700 SH        SOLE                x
CSG SYSTEMS INTL INC                        COM         126349109      19,481   897,351 SH        SOLE                x
DELL COMPUTER INC                           COM         24702R101       2,859    83,588 SH        SOLE                x
DIRECTV GROUP INC                           COM         25459L106      10,041   670,310 SH        SOLE                x
DOMTAR INC                                  COM         257561100       5,594   748,800 SH        SOLE                x
ENCANA CORP                                 COM         292505104       1,099    16,200 SH        OTHER          1           x
ENTERCOM COMM CORP                          CL A        293639100      13,567   429,486 SH        SOLE                x
FIFTH THIRD BANCORP                         COM         316773100       9,996   272,155 SH        SOLE                x
FIRST DATA CORP                             COM         319963104      85,830 2,145,738 SH        SOLE                x
FRANKLIN RES INC                            COM         354613101      12,503   148,914 SH        SOLE                x
GAP INC                                     COM         364760108       2,944   168,906 SH        SOLE                x
GILDAN ACTIVEWEAR INC                       COM         375916103       6,293   142,030 SH        SOLE                x
HARTFORD FINANCIAL SERVICES GRP             COM         416515104      19,662   254,791 SH        SOLE                x
HSBC HOLDINGS PLC                       SPON ADR NEW    404280406       1,909    23,500 SH        SOLE                x
ING GROEP                              SPONSORED ADR    456837103       1,194    40,065 SH        SOLE                x
INSTINET GRP INC                            COM         457750107         559   112,450 SH        OTHER          1           x
INTEL CORP                                  COM         458140100       2,454    99,565 SH        SOLE                x
JOHNSON & JOHNSON                           COM         478160104      19,952   315,297 SH        SOLE                x
JONES APPAREL GROUP                         COM         480074103      16,954   594,872 SH        SOLE                x
JOURNAL COMMUNICATIONS INC                  CL A        481130102       6,838   458,900 SH        SOLE                x
JPMORGAN CHASE CO.                          COM         46625H100     112,807 3,324,702 SH        SOLE                x
KINROSS GOLD CORP                        COM NO PAR     496902404       5,892   659,813 SH        SOLE                x
LIBERTY MEDIA CORP NEW                   COM SER A      530718105      34,004 4,224,146 SH        SOLE                x
LIMITED BRANDS INC                          COM         532716107          45     2,200 SH        SOLE                x
MAGNA INTERNATIONAL                         CL A        559222401       1,647    18,838 SH        SOLE                x
MANULIFE FINL CORP                          COM         56501R106     116,602 1,880,679 SH        SOLE                x
MAVERICK TUBE CORP                          COM         577914104       1,524    50,800 SH        OTHER          1           x
MAXIM INTEGRATED PRODUCTS                   COM         57772K101       5,026   117,840 SH        SOLE                x
MBNA CORP                                   COM         55262L100      24,972 1,013,456 SH        SOLE                x
MDS INC                                     COM         55269P302      77,351 3,704,530 SH        SOLE                x
MERRILL LYNCH & CO INC                      COM         590188108     102,829 1,676,111 SH        SOLE                x
METHANEX CORP                               COM         59151K108       5,807   337,250 SH        SOLE                x
MICROSOFT CORP                              COM         594918104       3,268   127,006 SH        SOLE                x
MORGAN STANLEY                            COM NEW       617446448       9,611   178,181 SH        SOLE                x
NATIONWIDE FINL SVCS INC                    CL A        638612101         801    20,000 SH        SOLE                x
NCO GRP INC                                 COM         628858102       9,630   466,100 SH        SOLE                x
NOKIA CORP                             SPONSORED ADR    654902204       1,778   105,137 SH        SOLE                x
NOMURA HLDGS INC                       SPONSORED ADR    65535H208         155    10,000 SH        SOLE                x
NORTEL NETWORKS CORP NEW                    COM         656568102          77    20,226 SH        SOLE                x
NORTHERN TR CORP                            COM         665859104      31,250   618,191 SH        SOLE                x
OPPENHEIMER HLDGS INC                   CL A NON VTG    683797104      19,414   840,415 SH        SOLE                x
PACER INTERNATIONAL INC                     COM         69373H106      21,150   802,359 SH        SOLE                x
PETROKAZAHSTAN                              COM         71649P102     108,345 1,990,540 SH        SOLE                x
PFIZER INC                                  COM         717081103       4,878   195,359 SH        SOLE                x
PMI GROUP INC                               COM         69344M101      87,316 2,190,010 SH        SOLE                x
POGO PRODUCING COMPANY                      COM         730448107         887    15,050 SH        OTHER          1           x
POSCO                                  SPONSORED ADR    693483109       1,411    24,950 SH        OTHER          1           x
PROGRESSIVE CORP OHIO                       COM         743315103      13,940   133,056 SH        SOLE                x
QUALCOMM CORP                               COM         747525103       3,526    78,783 SH        SOLE                x
QUEST DIAGNOSTICS INC                       COM         74834L100       1,137    22,490 SH        SOLE                x
RADIAN GROUP INC                            COM         750236101     184,731 3,478,920 SH        SOLE                x
REED ELSEVIER PLC                      SPONSORED ADR    758205108       1,503    40,735 SH        SOLE                x
RENAISSANCERE HOLDINGS LTD                  COM         G7496G103           2        50 SH        SOLE                x
ROGERS COMMUNICATIONS INC                   CL B        775109200       5,645   123,360 SH        SOLE                x
ROYAL BK CDA MONTREAL QUE                   COM         780087102     199,666 2,357,611 SH        SOLE                x
SERVICEMASTER CO                            COM         81760N109       1,166    86,088 SH        SOLE                x
SHERWIN WILLIAMS CO                         COM         824348106         884    20,065 SH        SOLE                x
SK TELECOM CO                          SPONSORED ADR    78440P108      12,242   560,528 SH        SOLE                x
ST. JOE COMPANY                             COM         790148100       1,631    26,123 SH        SOLE                x
SUN LIFE FINL SVCS CDA INC                  COM         866796105     161,626 3,702,776 SH        SOLE                x
SUNCOR ENERGY INC                           COM         867229106     147,191 2,090,191 SH        SOLE                x
SUPERIOR INDS INTL INC                      COM         868168105       1,112    51,650 SH        OTHER          1           x
SYCAMORE NETWORKS INC                       COM         871206108         366    97,200 SH        OTHER          1           x
SYMANTEC CORP                               COM         871503108       3,302   145,740 SH        SOLE                x
TD BANKNORTH GROUP INC                      COM         87235A101       4,708   156,201 SH        SOLE                x
TEVA PHARMACEUTICAL INDS LTD                ADR         881624209      91,795 2,746,695 SH        SOLE                x
THOMSON CORP                                COM         884903105     190,145 4,381,212 SH        SOLE                x
TJX COS INC NEW                             COM         872540109      16,261   793,985 SH        SOLE                x
TORONTO DOMINION BK ONT                   COM NEW       891160509     524,605 9,152,224 SH        SOLE                x
UBS AG                                   NAMEN AKT      H8920M855      10,689    99,805 SH        SOLE                x
UNITEDHEALTH GROUP                          COM         91324P102       1,447    25,754 SH        SOLE                x
WALMART STORES INC                          COM         931142103     238,810 5,449,803 SH        SOLE                x
WASHINGTON MUTUAL INC                       COM         939322103      27,718   706,722 SH        SOLE                x
WELLS FARGO COMPANY                         COM         949746101       2,351    40,145 SH        SOLE                x
WILLIS GROUP HOLDINGS LTD                   SHS         G96655108     128,311 3,417,071 SH        SOLE                x
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